Stock-Based Comp - Stock option activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Options
Outstanding at beginning of period, Options	84		91	92
Granted, Options	45		1	91
Exercised, Options	0		(8)	0
Cancelled, Options	0		0	(91)
Forfeited, Options	0		0	(1)
Outstanding at end of period, Options	129	[1]	84	91
Weighted Average Exercise Price
Outstanding at beginning of period, Weighted Average Exercise Price	$ 193.91		$ 193.13	$ 392.07
Granted, Weighted Average Exercise Price	$ 258.37		$ 258.37	$ 193.13
Exercised, Weighted Average Exercise Price	$ 0.00		$ 193.13	$ 0.00
Cancelled, Weighted Average Exercise Price	$ 0.00		$ 0.00	$ 392.09
Forfeited, Weighted Average Exercise Price	$ 0.00		$ 0.00	$ 389.42
Outstanding at end of period, Weighted Average Exercise Price	$ 216.62	[1]	$ 193.91	$ 193.13
Stock option activity, additional disclosure
Options exercisable at end of period, Options	80	[2]	76	62
Options exercisable at end of period, Weighted Average Exercise Price	$ 193.29	[2]	$ 193.13	$ 193.13
Available for grant at end of period	15		12	13
Stock options outstanding, weighted average remaining contractual term	6 years 2 months 17 days
Exercisable stock options, weighted average remaining contractual term	4 years 4 months 26 days

[1]	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.
[2]	Exercisable stock options at December 31, 2012 have a weighted average remaining contractual term of 4.4 years.